CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Foreign currency translation reserve	Cash flow hedges	Retained earnings	Non-controlling interests	Total
Beginning balance at Dec. 31, 2014	$ (2,606)	$ 158	$ (3)	$ (2,761)	$ 3	$ (2,603)
Profit/(loss) for the year	(135)			(135)		(135)
Other comprehensive (expense)/income	172	125	1	46		172
Return of capital to parent company	(16)			(16)		(16)
Ending balance at Dec. 31, 2015	(2,585)	283	(2)	(2,866)	3	(2,582)
Profit/(loss) for the year	(172)			(172)		(172)
Other comprehensive (expense)/income	(93)	63	(35)	(121)		(93)
Dividends paid	(303)			(303)		(303)
Ending balance at Dec. 31, 2016	(3,153)	346	(37)	(3,462)	3	(3,150)
Profit/(loss) for the year	38			38	3	41
Other comprehensive (expense)/income	(345)	(390)	5	40	3	(342)
Share issuance by subsidiary	421			421	(98)	323
Dividends paid	(4)			(4)	(8)	(12)
Non-controlling interest in disposed business					(2)	(2)
Ending balance at Dec. 31, 2017	$ (3,043)	$ (44)	$ (32)	$ (2,967)	$ (99)	$ (3,142)